Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-term Debt Instruments
The Company’s total indebtedness as of June 30, 2021, and December 31, 2020, consisted of the following (
in thousands
):

	June 30, 2021	December 31, 2020
Loan and security agreement	$39,000	$39,000
Promissory note	—	8,293
Paid-in-kind interest	392	283
End of term charge	548	399
Less: Debt issuance costs, net	(320)	(396)

Total debt	$39,620	$47,579
Less: current maturities of long-term debt	—	6,535

Total long-term debt	$39,620	$41,044

The Company’s total indebtedness as of December 31, 2020, and 2019, consisted of the following
(in thousands)
:

	December 31,
	2020	2019
Loan and security agreement	$39,000	$35,000
Promissory note	8,293	—
Paid-in-kind interest	283	69
End of term charge	399	109
Less: Debt issuance costs, net	(396)	(549)

Total debt	$47,579	$34,629

Less: current maturities of long-term debt	6,535	—
Total long-term debt	$41,044	$34,629